Commitments (Detail Textuals 2) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended
	Jun. 24, 2014	Apr. 11, 2014	Mar. 14, 2014	May 04, 2011 Standby Equity Distribution Agreement	Jun. 30, 2014 Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term Of Contract				2 years
Number of restricted shares issued	362,308	150,000	70,000	244,216
Commitment fee				$ 300,000	$ 150,000